Shares - Common shares (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, common shares outstanding (in shares)	27,827,282
Beginning balance, treasury shares outstanding (in shares)	(1,090,187)
Beginning balance, outstanding (in shares)	26,737,095	26,420,821
Purchase of treasury shares (in shares)	(15,641)	(20,955)
Issued upon conversion of convertible debentures (in shares)	26,576
Retired through share purchase programs (in shares)	(149,408)
Settlement of certain equity classified stock-based compensation (in shares)	105,500	337,229
Ending balance, common shares outstanding (in shares)	27,704,450	27,827,282
Ending balance, treasury shares outstanding (in shares)	(1,000,328)	(1,090,187)
Ending balance, outstanding (in shares)	26,704,122	26,737,095
Shares to satisfy recipient tax withholding requirements (in shares)	76,542	234,728
Satisfaction of recipient tax withholding	$ 2,019	$ 5,479
Common shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, common shares outstanding (in shares)	27,827,282	27,827,282
Purchase of treasury shares (in shares)	0	0
Issued upon conversion of convertible debentures (in shares)	26,576
Retired through share purchase programs (in shares)	(149,408)
Settlement of certain equity classified stock-based compensation (in shares)	0	0
Ending balance, common shares outstanding (in shares)	27,704,450	27,827,282
Treasury shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, treasury shares outstanding (in shares)	(1,090,187)	(1,406,461)
Purchase of treasury shares (in shares)	(15,641)	(20,955)
Issued upon conversion of convertible debentures (in shares)	0
Retired through share purchase programs (in shares)	0
Settlement of certain equity classified stock-based compensation (in shares)	105,500	337,229
Ending balance, treasury shares outstanding (in shares)	(1,000,328)	(1,090,187)